Stockholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 6 — STOCKHOLDERS’ EQUITY

As of March 31, 2025, there were 17,918,226 shares of Class A Common Stock and 0 shares of Class B Common Stock outstanding.

On November 15, 2023, as contemplated by the MIPA, the Company filed the Second A&R Charter with the Secretary of State of the State of Delaware, pursuant to which the number of authorized shares of the Company’s capital stock, par value $0.0001 per share, was increased to 121,000,000 shares, consisting of (i) 100,000,000 shares of Class A Common Stock, par value $0.0001 per share (the “Class A Common Stock”), (ii) 20,000,000 shares of Class B common stock, par value $0.0001 per share (the “Class B Common Stock”), and (iii) 1,000,000 shares of preferred stock, par value $0.0001 per share.

As part of the consideration to effect the Company’s initial business combination, the Company issued 2,000,000 shares of Class B Common Stock to the Sellers. Immediately upon the Closing, Pogo Royalty exercised the OpCo Exchange Right as it relates to 200,000 OpCo Class B units (and 200,000 shares of Class B Common Stock), and received 200,000 shares of Class A Common Stock. During the year ended December 31, 2024, Pogo Royalty exercised its right to exchange 1,300,000 shares of Class B units for 1,300,000 shares of Class A Common Stock. As a result of the exchange, a total of $8,801,000 was reclassified from noncontrolling interest to additional paid in capital.

On February 10, 2025, the Company entered into a Purchase, Sale, Termination and Exchange Agreement (the “Termination Agreement”), by and among the Company, OpCo, SPAC Subsidiary, HNRA Royalties, LLC, Pogo Royalty, CIC Pogo LP, DenCo Resources, LLC, Pogo Resources Management, LLC, and 4400 Holdings LLC. The closing of the transactions contemplated by the Termination Agreement is subject to the satisfaction of various conditions, including the Company obtaining financing.

Pursuant to the Termination Agreement, the Company agreed to purchase an irrevocable and exclusive option to purchase a certain 10% overriding royalty interest in certain oil and gas assets owned by Pogo (the “ORRI”) from Pogo Royalty for $14,000,000, payable in cash at the closing of the transactions contemplated by the Termination Agreement. In addition, at the closing of transactions contemplated by the Termination Agreement, Pogo Royalty agreed to waive all outstanding interest accrued under the Seller Note, reduce the outstanding principal amount of the Seller Note to $8,000,000 and settle and discharge the Seller Note in exchange for the payment of $8,000,000 in cash. Pogo Royalty further agreed to assign and transfer 1,500,000 preferred units, representing the all preferred units of OpCo held by Pogo Royalty, to OpCo in exchange for the issuance by the Company of 3,000,000 shares of Class A Common Stock at the closing of transactions contemplated by the Termination Agreement.

As consideration for entering into the Termination Agreement, the Company agreed to release the 500,000 shares of Class B Common Stock that were being held in escrow to Pogo Royalty and to promptly process any exchange notice delivered by Pogo Royalty to exchange such shares of Class B Common Stock for shares of Class A Common Stock, and Pogo Royalty agreed to deliver such exchange notice within two days of the date of the Termination Agreement. The Termination Agreement contains customary representations, warranties, indemnification provisions closing conditions, and covenants. On February 11, 2025, Pogo Royalty Exchanged the remaining 500,000 OpCo Class B Units and shares of Class B Common Stock for 500,000 shares of Class A Common Stock. As a result, there are no remaining shares of Class B Common Stock outstanding as of this filing, and $3,385,000 was reclassified from noncontrolling interest to additional paid in capital.

The closing of transactions contemplated by the Termination Agreement is contingent upon the occurrence of certain conditions, including (i) the availability of financing to the Company, (ii) the receipt by Pogo Royalty of a consent of FIBT to the Termination Agreement and a written termination agreement, executed by the Company and FIBT, terminating that certain Subordination Agreement, dated as of November 15, 2023, by and among FIBT, the Company and Pogo Royalty, (iii) the receipt by the Company of any required stockholder consents, (iv) the respective representations and warranties of the parties being true and correct, subject to certain materiality exceptions and (v) the performance by the parties in all material respects of their respective obligations under the Agreement.

The Agreement may be terminated at any time by mutual consent of the parties thereto or by any one party if the counterparty is in material breach of the Agreement. If the closing of transactions contemplated by the Termination Agreement does not occur prior to 1:00 p.m. Central Time on June 3, 2025, the Termination Agreement will automatically terminate.

During the three months ended March 31, 2025, the Company issued 1,954,514 shares of Class A Common Stock for the conversion of $1,368,000 in convertible notes principal and $10,888 of accrued interest pursuant to the terms of the convertible notes.

On October 18, 2024, the Company entered into a consulting agreement with a third party for financing services on a month to month basis.  As compensation for services the Company will pay the consultant a fee of $20,000 per month consisting of $5,000 in cash and $15,000 in Class A common shares based on the average closing price for the last five trading days of the prior calendar month. During the three months ended March 31, 2025, the Company issued a total of 116,100 shares of Class A Common Stock pursuant to the terms of the consulting agreement,. The Company recognized stock-based compensation expense of $45,000

On January 13, 2025, the Company entered into a settlement agreement with its former President, Donald Orr, whereby the Company agreed to pay Mr Orr $75,000 in cash to settle outstanding accounts payable owed to Mr. Orr, and issued 200,000 shares of Class A Common Stock for the termination of his prior consulting agreement which had a fair value of $226,000 and was included in general and administrative expenses.

On January 14, 2025, the Company entered into an agreement with a consultant whereby the Company agreed to issue the consultant 45,050 shares of Class A Common Stock for the settlement of $45,050 in outstanding services.

The Company recognized total stock-based compensation expense of $368,093 and 699,248 during the three months ended March 31, 2025 and 2024, respectively and expects to recognize an additional $750,947 through December 31, 2026 assuming all awards vest. During the three months ended March 31, 2025, 9,357 shares were issued to an employee related to vesting of RSU awards.

Common Stock Purchase Agreement

On October 17, 2022, the Company entered into a common stock purchase agreement (as amended, the “Common Stock Purchase Agreement”) and a related registration rights agreement (the “White Lion RRA”) with White Lion Capital, LLC, a Nevada limited liability company (“White Lion”). Pursuant to the Common Stock Purchase Agreement, the Company has the right, but not the obligation to require White Lion to purchase, from time to time, up to $150,000,000 in aggregate gross purchase price of newly issued shares of the Company’s common stock, par value $0.0001 per share, subject to certain limitations and conditions set forth in the Common Stock Purchase Agreement. Capitalized terms used but not otherwise defined herein shall have the meaning given to such terms by the Common Stock Purchase Agreement.

Subject to the satisfaction of certain customary conditions including, without limitation, the effectiveness of a registration statement registering the shares issuable pursuant to the Common Stock Purchase Agreement, the Company’s right to sell shares to White Lion will commence on the effective date of the registration statement and extend until December 31, 2026. During such term, subject to the terms and conditions of the Common Stock Purchase Agreement, the Company may notify White Lion when the Company exercises its right to sell shares (the effective date of such notice, a “Notice Date”). The number of shares sold pursuant to any such notice may not exceed (i) the lower of (a) $2,000,000 and (b) the dollar amount equal to the product of (1) the Effective Daily Trading Volume (2) the closing price of common stock on the Effective Date (3) 400% and (4) 30%, divided by the closing price of common stock on NYSE American preceding the Notice Date and (ii) a number of shares of common stock equal to the Average Daily Trading Volume multiplied by the Percentage Limit.

The purchase price to be paid by White Lion for any such shares will equal 96% of the lowest daily volume-weighted average price of common stock during a period of two consecutive trading days following the applicable Notice Date.

The Company will have the right to terminate the Common Stock Purchase Agreement at any time after Commencement, at no cost or penalty, upon three trading days’ prior written notice. Additionally, White Lion will have the right to terminate the Common Stock Purchase Agreement upon three days’ prior written notice to the Company if (i) there is a Fundamental Transaction, (ii) the Company is in breach or default in any material respect of the White Lion RRA, (iii) there is a lapse of the effectiveness, or unavailability of, the Registration Statement for a period of 45 consecutive trading days or for more than an aggregate of 90 trading days in any 365-day period, (iv) the suspension of trading of the common stock for a period of five consecutive trading days, (v) the material breach of the Common Stock Purchase Agreement by the Company, which breach is not cured within the applicable cure period or (vi) a Material Adverse Effect has occurred and is continuing. No termination of the Common Stock Purchase Agreement will affect the registration rights provisions contained in the White Lion RRA.

On March 7, 2024, the Company entered into an Amendment No. 1 to Common Stock Purchase Agreement (the “Amendment”) with White Lion. Pursuant to the Amendment, the Company and White Lion agreed to a fixed number of Commitment Shares equal to 440,000 shares of common stock to be issued to White Lion in consideration for commitments of White Lion under the Common Stock Purchase Agreement, which the Company agreed to include all of the Commitment Shares on the Initial Registration Statement filed by the Company. The Company recognized share-based compensation expense of $573,568 related to the Amendment.

Finally, pursuant to the Amendment, the Company’s right to sell shares of common stock to White Lion will now extend until December 31, 2026.

On June 17, 2024, the Company entered into an Amendment No. 2 to Common Stock Purchase Agreement (the “2nd Amendment”) with White Lion. Pursuant to the 2nd Amendment, the Company and White Lion agreed to amend the process of a Rapid Purchase, whereby the parties will close on the Rapid Purchase on the trading day the notice of the applicable Rapid Purchase is given. The 2nd Amendment, among other things, also removed the maximum number of shares required to be purchased upon notice of a Rapid Purchase, added a limit of 100,000 shares of Common Stock per individual request, and revised the purchase price of a Rapid Purchase to equal the lowest traded price of Common Stock during the one hour following White Lion’s acceptance of the Rapid Purchase for each request. In addition, White Lion agreed that, on any single business day, it shall not publicly resell an aggregate amount of Commitment Shares in an amount that exceeds 7% of the daily trading volume of the Common Stock for such business day, excluding any trades before or after regular trading hours and any block trades.

In addition, the Company may, from time to time while a purchase notice is active, issue a Rapid Purchase Notice to White Lion for the purchase of shares (not to exceed 100,000 shares per individual request) at a purchase price equal to the lowest traded price of Common Stock during the one hour following White Lion’s acceptance of the Rapid Purchase for each request, and which the parties will close on the Rapid Purchase on the trading day the notice of the applicable Rapid Purchase is given within two Business Days of the applicable Rapid Purchase Date. Furthermore, White Lion agreed that, on any single Business Day, it shall not publicly resell an aggregate amount of Commitment Shares in an amount that exceeds 7% of the daily trading volume of our Class A Common Stock for the such preceding Business Day, excluding any trades before or after regular trading hours and any block trades.

In addition, pursuant to the Amendment, the Company may, from time to time while a Purchase Notice is active, issue a Rapid Purchase Notice to White Lion which the parties will close on the Rapid Purchase within two Business Days of the applicable Rapid Purchase Date. Furthermore, White Lion agreed that, on any single Business Day, it shall not publicly resell an aggregate amount of Commitment Shares in an amount that exceeds 7% of the daily trading volume of the Common Stock for the preceding Business Day.

During the three months ended March 31, 2025, the Company issued 4,770,000 shares under the Common Stock Purchase Agreement in exchange for cash proceeds of $4,341,532.

Registration Rights Agreement (White Lion)

Concurrently with the execution of the Common Stock Purchase Agreement, the Company entered into the White Lion RRA with the White Lion in which the Company has agreed to register the shares of common stock purchased by White Lion with the SEC for resale within 30 days of the consummation of a business combination. The White Lion RRA also contains usual and customary damages provisions for failure to file and failure to have the registration statement declared effective by the SEC within the time periods specified.

The Common Stock Purchase Agreement and the White Lion RRA contain customary representations, warranties, conditions and indemnification obligations of the parties. The representations, warranties and covenants contained in such agreements were made only for purposes of such agreements and as of specific dates, were solely for the benefit of the parties to such agreements and may be subject to limitations agreed upon by the contracting parties.

NOTE 7 — STOCKHOLDERS’ EQUITY

As of December 31, 2024, there were 10,323,205 Class A common shares and 500,000 Class B common shares outstanding.

On November 15, 2023, as contemplated by the MIPA, HNRA filed the Second A&R Charter with the Secretary of State of the State of Delaware, pursuant to which the number of authorized shares of HNRA’s capital stock, par value $0.0001 per share, was increased to 121,000,000 shares, consisting of (i) 100,000,000 shares of Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), (ii) 20,000,000 shares of Class B common stock, par value $0.0001 per share (the “Class B Common Stock”), and (iii) 1,000,000 shares of preferred stock, par value $0.0001 per share.

As part of the Closing on November 15, 2023, all previously issued and outstanding shares of HNRA common stock were converted into Class A common shares. Prior to the Closing, there were 3,006,250 shares of non-redeemable common stock and 4,509,403 shares of redeemable common stock outstanding. In connection with the Business Combination, holders of 3,323,707 shares of common stock properly exercised their right to have their public shares redeemed for a pro rata portion of the Trust Account. The holders received $36,383,179 of cash proceeds from the Trust Account.

As part of the consideration to effect the Acquisition, the Company issued 2,000,000 Class B common shares to the Sellers. Immediately upon the Closing, EON Royalty exercised the OpCo Exchange Right as it relates to 200,000 OpCo Class B units (and 200,000 shares of Class B Common Stock) and received 200,000 shares of Class A common stock.

During the year ended December 31, 2024, EON Royalty exercised its OpCo Exchange Right related to 1,300,000 shares of Class B units and received 1,300,000 shares of Class A Common stock. As a result of the exchange, a total of $8,801,000 was reclassified from noncontrolling interest to additional paid in capital.

Class A Common Stock Issuances

In consideration for entering into the Backstop agreement, the Company issues the Founders an aggregate of 134,500 shares of Class A Common Stock, with a fair value of $910,565 based on the closing price of the Company’s Class A Common Stock on November 15, 2023 of $6.77 per share. Also, in connection with the Closing, the Company issued 20,000 shares of common stock with a fair value of $135,400 to two consultants for due diligence costs. The stock based compensation expense related to these issuances is included in general and administrative expenses on the Successor consolidated statement of operations. The Company also issued 89,000 shares of common stock to a company controlled by the Company’s CEO in satisfaction of $900,000 of the finder’s fee. See Note 9.

During the year ended December 31, 2024, the Company issued 27,963 shares of Class A common stock to officers and employees for shares pledged as collateral on the Company’s Senior Secured Term Loan, which vest immediately. The Company estimated the fair value of the shares using the closing stock price on the date of the grant of $2.01 and recognized stock-based compensation expense of $56,708.

During the year ended December 31, 2024, the Company issued 75,000 shares of Class A common stock to a consultant, which vest annually over three years. The Company estimated the fair value of the shares using the closing stock price on the date of the grant of $2.06 per share. The Company recognized $30,042 of stock-based compensation expense related to this award and expense to recognize an additional $124,458 over the next 2.5 years.

During the year ended December 31, 2024, the Company issued 60,000 shares of Class A common stock to the Company’s former CEO pursuant to his termination agreement, which vested immediately. The Company estimated the fair value of the shares using the closing stock price on the date of the grant of $1.80 per share and recognized stock-based compensation expense of $108,000.

During the year ended December 31, 2024, the Company issued 260,000 Class A Common shares to settle outstanding accrued payables of $260,000 and recognized a loss of approximately $76,000 for the difference in the fair value of the shares issued and the payables balance. The Company also issued 34,000 shares to consultants with a fair value of $32,200 for services rendered to the Company.

On October 18, 2024, the Company entered into a consulting agreement with a third party for financing services on a month to month basis.  As compensation for services the Company will pay the consultant a fee of $20,000 per month consisting of $5,000 in cash and $15,000 in Class A common shares based on the average closing price for the last five trading days of the prior calendar month. The consultant earned 43,800 shares for services through December 31, 2024, which have not yet been issued, and the Company recognized stock-based compensation expense of $36,200.

Restricted Stock Awards

On March 4, 2024, the Compensation Committee of the Board of Directors approved awards of restricted stock units (“RSU’s”) to various employees, non-employee directors and consultants. Non-employee directors received an aggregate of 224,500 RSU’s, with 112,000 RSU’s vesting over 3 years beginning November 15, 2024, and 112,500 RSU’s fully vesting at November 15, 2024. Employees received a total of 225,000 RSU’s, including 50,000 RSU’s each to the Company’s CEO, CFO and General Counsel pursuant to their employment agreements. A total of 35,000 RSU’s of the employee RSU’s vest immediately, with the remainder over 3 years beginning November 15, 2024. The awards also included 60,000 RSU’s pursuant to the agreement with RMH, Ltd., and 30,000 RSU’s to the Company’s former President. These consultant awards vest on November 15, 2024. The Company estimated the fair value of the RSU’s using the stock price of $1.97 per share on the date of grant.

On December 16, 2024, the Compensation Committee of the Board of Directors approved 30,000 awards of restricted stock units (“RSU’s”) to various employees. The Company estimated the fair value of the RSU’s using the stock price of $0.593 per share on the date of grant. The RSU’s vest over 3 years beginning December 16, 2025.

As of December 31, 2024, 213,167 shares of restricted common stock have vested with the remaining 266,333 restricted shares to vest. In connection with the vesting of RSU’s, an aggregate of 13,394 shares were withheld and cancelled for withholdings taxes.

Class A Common Stock Options

During the year ended December 31, 2024, the Compensation Committee of the Board of Directors approved common stock options to purchase 235,000 shares of Class A common stock to various employees including 75,000 to the Company’s CEO and 50,000 to the CFO. The options have a term of 10 years and an exercise price of $2.02 per share, which options vest in 3 equal annual installments.

The following table reflects the weighted average assumptions used to estimate the fair value of stock options granted during the year ended December 31, 2024:

2024
Volatility	110.42%
Expected life (years)	6.0
Risk-free interest rate	4.26%
Dividend rate	—%

The following table summarizes the stock option activity for the years ended December 31, 2024 and 2023:

	Options	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2023	-	$-
Granted	235,000	$2.02
Exercised	-	$-
Forfeited	-	$-
Expired	-	$-
Outstanding and expected to vest, December 31, 2024	235,000	$2.02

The following table discloses information regarding outstanding and exercisable options at December 31, 2024:

	Outstanding			Exercisable
Exercise Price Range	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$2.02	235,000	$2.02	9.19	-	$-
	235,000	$2.02	9.19	-	$-

Aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock option and the fair value of the Company’s common stock for stock options that were in-the-money at period end. As of December 31, 2024, the intrinsic value for the options vested and outstanding was $0.

Class A Common Stock Warrants

During the year ended December 31, 2024, the Company issued 1,200,000 common stock warrants to a vendor as an incentive to settle outstanding payable amounts owed. The warrant has a term of 2 years, an exercise price of $0.75 and is exercisable immediately. Upon exercise, the vendor will reduce the payable amount owed based on the exercised amount in lieu of paying cash to the Company.

The following table reflects the weighted average assumptions used to estimate the fair value of stock warrants granted during the year ended December 31, 2024:

2024
Volatility	79.42%
Expected life (years)	2
Risk-free interest rate	3.95%
Dividend rate	—%

The warrants had an estimated fair value of $981,826 which was recognized as stock-based compensation expense during the year ended December 31, 2024.

The following table summarizes the stock warrant activity for the years ended December 31, 2024 and 2023:

	Warrants	Weighted- Average Exercise Price Per Share
Outstanding and exercisable, January 1, 2023	-	$-
Granted	14,564,000	$11.50
Exercised	-	$-
Forfeited	-	$-
Expired	-	$-
Outstanding, December 31, 2023	14,564,000	$11.50
Granted	1,650,000	$2.82
Exercised		$-
Forfeited	(300,000)	$11.50
Expired	-	$-
Outstanding and expected to vest, December 31, 2024	15,914,000	$10.69

The following table discloses information regarding outstanding and exercisable warrants at December 31, 2024:

	Outstanding			Exercisable
Exercise Price Range	Number of Warrant Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Warrant Shares	Weighted Average Exercise Price
$0.75	1,200,000	$0.75	1.80	1,200,000	$0.75
$11.50	14,714,000	$11.50	3.77	14,714,000	$11.50
	15,914,000	10.69	3.62	15,914,000	3.62

Aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock option and the fair value of the Company’s common stock for stock options that were in-the-money at period end. As of December 31, 2024, the intrinsic value for the warrants vested and outstanding was $62,820.

The Company recognized total stock-based compensation expense of $2,778,991 relates to class A common shares issued, RSU vesting, common stock option vesting, and warrants issued during the year ended December 31, 2024 and expects to recognize an additional $750,947 through December 31, 2027 assuming all awards vest.

Non-Redemption Agreement

On November 13, 2023, the Company entered into an agreement with (i) Meteora Capital Partners, LP (“MCP”), (ii) Meteora Select Trading Opportunities Master, LP (“MSTO”), and (iii) Meteora Strategic Capital, LLC (“MSC” and, collectively with MCP and MSTO, “Backstop Investor”) (the “Non-Redemption Agreement”) pursuant to which Backstop Investor agreed to reverse the redemption of 600,000 shares of common stock, par value $0.0001 per share, of HNRA (“Common Stock”). Immediately upon consummation of the closing of the transactions contemplated by the MIPA (the “Closing”), HNRA paid the Backstop Investor, in respect of the Backstop Investor Shares, an amount in cash equal to (x) the Backstop Investor Shares, multiplied by (y) the Redemption Price (as defined in HNRA’s amended and restated certificate of incorporation) minus $5.00, or $3,567,960. The Company paid the BackStop Investor a total of $6,017,960 in cash related to the Non-Redemption Agreement from proceeds of the Trust Account.

Common Stock Purchase Agreement

On October 17, 2022, the Company entered into a common stock purchase agreement (as amended, the “Common Stock Purchase Agreement”) and a related registration rights agreement (the “White Lion RRA”) with White Lion Capital, LLC, a Nevada limited liability company (“White Lion”). On March 7, 2024, we entered into an Amendment No. 1 to the Common Stock Purchase Agreement. Pursuant to the Common Stock Purchase Agreement, the Company has the right, but not the obligation to require White Lion to purchase, from time to time, up to $150,000,000 in aggregate gross purchase price of newly issued shares of the Company’s common stock, par value $0.0001 per share, subject to certain limitations and conditions set forth in the Common Stock Purchase Agreement. Capitalized terms used but not otherwise defined herein shall have the meaning given to such terms by the Common Stock Purchase Agreement.

Subject to the satisfaction of certain customary conditions including, without limitation, the effectiveness of a registration statement registering the shares issuable pursuant to the Common Stock Purchase Agreement, the Company’s right to sell shares to White Lion will commence on the effective date of the registration statement and extend until December 31, 2026. During such term, subject to the terms and conditions of the Common Stock Purchase Agreement, the Company may notify White Lion when the Company exercises its right to sell shares (the effective date of such notice, a “Notice Date”). The number of shares sold pursuant to any such notice may not exceed (i) the lower of (a) $2,000,000 and (b) the dollar amount equal to the product of (1) the Effective Daily Trading Volume (2) the closing price of common stock on the Effective Date (3) 400% and (4) 30%, divided by the closing price of common stock on NYSE American preceding the Notice Date and (ii) a number of shares of common stock equal to the Average Daily Trading Volume multiplied by the Percentage Limit.

The purchase price to be paid by White Lion for any such shares will equal 96% of the lowest daily volume-weighted average price of common stock during a period of two consecutive trading days following the applicable Notice Date.

The Company will have the right to terminate the Common Stock Purchase Agreement at any time after Commencement, at no cost or penalty, upon three trading days’ prior written notice. Additionally, White Lion will have the right to terminate the Common Stock Purchase Agreement upon three days’ prior written notice to the Company if (i) there is a Fundamental Transaction, (ii) the Company is in breach or default in any material respect of the White Lion RRA, (iii) there is a lapse of the effectiveness, or unavailability of, the Registration Statement for a period of 45 consecutive trading days or for more than an aggregate of 90 trading days in any 365-day period, (iv) the suspension of trading of the common stock for a period of five consecutive trading days, (v) the material breach of the Common Stock Purchase Agreement by the Company, which breach is not cured within the applicable cure period or (vi) a Material Adverse Effect has occurred and is continuing. No termination of the Common Stock Purchase Agreement will affect the registration rights provisions contained in the White Lion RRA.

In consideration for the commitments of White Lion, as described above, during the period from November 16, 2023 to December 31, 2023 (Successor) the Company issued 138,122 shares of Class A common stock to White Lion in satisfaction of a $1,500,000 commitment fee pursuant to the terms of the Common stock Purchase Agreement at a price of $10.86 per share, which is include in general and administrative expenses on the consolidated statement of operations of the Successor as a result of the uncertainty at the issuance date regarding the ability to utilize the Common Stock Purchase Agreement until an effective registration statement was in place.

On March 7, 2024, the Company entered into an Amendment No. 1 to Common Stock Purchase Agreement (the “Amendment”) with White Lion. Pursuant to the Amendment, the Company and White Lion agreed to an aggregate fixed number of Commitment Shares equal to 440,000 shares of common stock to be issued to White Lion in consideration for commitments of White Lion under the Common Stock Purchase Agreement, which the Company agreed to include all of the Commitment Shares on the Initial Registration Statement filed by the Company. The Company recognized share-based compensation expense of $573,568 related to the Amendment due to uncertainty at the issuance date regarding the ability to utilize the Common Stock Purchase Agreement until an effective registration statement was in place and issued the additional 301,878 shares of Class A Common stock in June 2024.

Finally, pursuant to the Amendment, the Company’s right to sell shares of common stock to White Lion will now extend until December 31, 2026.

On June 17, 2024, the Company entered into an Amendment No. 2 to Common Stock Purchase Agreement (the “2nd Amendment”) with White Lion. Pursuant to the 2nd Amendment, the Company and White Lion agreed to amend the process of a Rapid Purchase, whereby the parties will close on the Rapid Purchase on the trading day the notice of the applicable Rapid Purchase is given. The 2nd Amendment, among other things, also removed the maximum number of shares required to be purchased upon notice of a Rapid Purchase, added a limit of 100,000 shares of Common Stock per individual request, and revised the purchase price of a Rapid Purchase to equal the lowest traded price of Common Stock during the one hour following White Lion’s acceptance of the Rapid Purchase for each request. In addition, White Lion agreed that, on any single business day, it shall not publicly resell an aggregate amount of Commitment Shares in an amount that exceeds 7% of the daily trading volume of the Common Stock for such business day, excluding any trades before or after regular trading hours and any block trades.

In addition, the Company may, from time to time while a purchase notice is active, issue a Rapid Purchase Notice to White Lion for the purchase of shares (not to exceed 100,000 shares per individual request) at a purchase price equal to the lowest traded price of Common Stock during the one hour following White Lion’s acceptance of the Rapid Purchase for each request, and which the parties will close on the Rapid Purchase on the trading day the notice of the applicable Rapid Purchase is given within two Business Days of the applicable Rapid Purchase Date. Furthermore, White Lion agreed that, on any single Business Day, it shall not publicly resell an aggregate amount of Commitment Shares in an amount that exceeds 7% of the daily trading volume of our Class A Common Stock for the such preceding Business Day, excluding any trades before or after regular trading hours and any block trades.

In addition, pursuant to the Amendment, the Company may, from time to time while a Purchase Notice is active, issue a Rapid Purchase Notice to White Lion which the parties will close on the Rapid Purchase within two Business Days of the applicable Rapid Purchase Date. Furthermore, White Lion agreed that, on any single Business Day, it shall not publicly resell an aggregate amount of Commitment Shares in an amount that exceeds 7% of the daily trading volume of the Common Stock for the preceding Business Day.

During the year ended December 31, 2024, the Company issued 2,230,000 shares under the Common Stock Purchase Agreement for $2,628,334 in net cash proceeds.

Registration Rights Agreement (White Lion)

Concurrently with the execution of the Common Stock Purchase Agreement, the Company entered into the White Lion RRA with the White Lion in which the Company has agreed to register the shares of common stock purchased by White Lion with the SEC for resale within 30 days of the consummation of a business combination. The White Lion RRA also contains usual and customary damages provisions for failure to file and failure to have the registration statement declared effective by the SEC within the time periods specified.

The Common Stock Purchase Agreement and the White Lion RRA contain customary representations, warranties, conditions and indemnification obligations of the parties. The representations, warranties and covenants contained in such agreements were made only for purposes of such agreements and as of specific dates, were solely for the benefit of the parties to such agreements and may be subject to limitations agreed upon by the contracting parties.